Fees Summary	Sep. 16, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 30,000
Previously Paid Amount	0.00
Total Fee Amount	4.14
Total Offset Amount	0.00
Net Fee	4.14
Narrative - Max Aggregate Offering Price	$ 30,000
Final Prospectus	true